Acquisitions and disposals - Summary of Fair Value and Carrying amounts of Demergers (Details) - GBP (£) £ in Millions		12 Months Ended
	Jul. 18, 2022	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Fair value of the Consumer Healthcare business distributed (54.5%)		£ 15,526
Fair value of the retained ownership in Haleon plc (13.5%)		3,853
Total fair value		19,379
Carrying amount of the net assets and liabilities distributed/de-recognised		(12,887)
Carrying amount of the non-controlling interest de-recognised		3,038
Gain on demerger before exchange movements and transaction costs		9,530
Reclassification of exchange movements and net investment hedge movements on disposal of overseas subsidiaries		554
Total gain on the demerger of Consumer Healthcare		£ 10,084
Haleon plc | GSK Holding
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed	54.50%
Haleon plc | GSK Aggregate Holding
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed	13.50%